Balance Sheet (USD $)	Sep. 30, 2012
Assets
Current asset - Cash and cash equivalents	$ 18,495
Deferred offering costs	317,092
Total Assets	335,587
Current Liabilities
Accrued offering expenses	190,901
Advance from a shareholder	22,876
Notes Payable to shareholders	100,000
Total Liabilities	313,777
Commitments
Shareholders’ Equity
Preferred Stock, no par value, unlimited shares authorized; none issued or outstanding
Ordinary shares, no par value, unlimited shares authorized; 1,533,333 shares issued and outstanding(1)	25,000	[1]
Deficit accumulated during the development stage	(3,190)
Total Shareholders’ Equity	21,810
Total Liabilities and Shareholders’ Equity	$ 335,587

[1]	(1) Includes an aggregate of 133,333 ordinary shares forfeited by the initial shareholders on November 29, 2012 because the underwriter's over-allotment was not exercised in full.